Schedule of Reconciliation of Unrecognized Tax Benefit (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Balance, beginning of year		R$ 84,650
Increase related to prior year tax position	R$ 274,529	165,676
Settlements	(274,529)	(250,326)
Balance, end of year	R$ 0	R$ 0